Shareholders' Equity - Summary of Remeasurement of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revaluation reserve [Line Items]
Disposal of a business	€ 2	€ 12	€ 45
Remeasurement of defined benefit Plans of group companies [member]
Disclosure of revaluation reserve [Line Items]
At January 1	(1,072)	(1,006)	(1,565)
Remeasurements of defined benefit plans	9	(6)	(110)
Tax effect	(4)	1	17
Net exchange differences	101	(60)	14
Disposal of a business	0	0	638
Total remeasurement of defined benefit plans	€ (966)	€ (1,072)	€ (1,006)